Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Basis of preparation
2.1. Basis of preparation
The accompanying consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). The consolidated financial statements include the accounts of ASC and its subsidiaries. All subsidiaries are 100% directly or indirectly owned by ASC. One 50% owned joint venture entity is accounted for using the equity method (please refer to note 2.21, Equity accounted investments for more details). All intercompany balances and transactions have been eliminated on consolidation.

Uses of estimates
2.2. Uses of estimates
The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. On an on-going basis, management evaluates the estimates and judgments, including those related to uncompleted voyages, future drydock dates, the selection of useful lives for tangible assets, expected future cash flows from long-lived assets to support impairment tests, provisions necessary for accounts receivables, the selection of inputs used in the valuation model for share-based payment awards, provisions for legal disputes and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable. Actual results could differ from those estimates.

Reporting currency
2.3. Reporting currency
The consolidated financial statements are stated in U.S. Dollars. The functional currency of Ardmore is U.S. Dollars because Ardmore operates in international shipping markets which typically utilize the U.S. Dollar as the functional currency. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than U.S. Dollar are translated to reflect the year end exchange rates. Resulting gains and losses are included in the accompanying consolidated statement of operations.

Summary of significant accounting policies
2.4. Summary of significant accounting policies
In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers, or ASC 606, a standard that supersedes virtually all of the prior revenue recognition guidance in U.S. GAAP. The main principle of ASC 606 is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. To achieve this principle, an entity should apply the following steps: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract(s), (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract(s), and (v) recognize revenue when, or as, the entity satisfies a performance obligation. The new standard became effective for Ardmore on January 1, 2018. The impact of ASC 606 on the Company’s consolidated financial statements is described below.
In February 2016, the FASB issued ASC 842, Leases (“ASC 842”), a standard which replaces previous topics on lease accounting. The revised guidance requires lessees to recognize on their balance sheet a right of use asset and corresponding liability in respect of all material lease contracts. Ardmore previously recognized on its balance sheet those leases classified as capital leases. Those leases that are currently accounted for as operating leases (primarily for office space) are included on Ardmore’s balance sheet as a right of use asset and related lease liability in accordance with the new guidance. ASC 842 and related amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted, and requires the modified retrospective method of adoption.
The Company implemented these two new accounting standards and updated their policies as of January 1, 2018, with ASC 842 being early adopted. Both accounting standards were applied using the modified retrospective method. The Company took the practical expedient to not reassess whether any expired or existing contracts are, or contain, leases. (ASC 842-10-65-1(f)). The implementation of ASC 606 did not have a material impact on the financial statements as the majority of the Company’s spot charters fall under the scope of the new lease standard ASC 842. An adjustment of $418,822 is presented as a cumulative adjustment to opening retained earnings as of January 1, 2018. The corresponding adjustment for 2018 was $454,581 resulting in a cumulative effect to revenue of $35,759.

Lease revenue from voyage charters
2.4.1. Lease revenue from voyage charters
For the majority of the Company’s spot charters, the Company make its vessels and crew available to operate as determined by the charterer. On this basis, the Company has concluded that these spot charter contracts contain a lease. For spot charters where the customer is not taking control of the vessel and only requires a method of transportation, the Company has concluded that these charters do not contain a lease and are considered service contracts.
For those spot charters that contain a lease, the Company has performed a quantitative and qualitative analysis to determine whether the lease component or the non-lease component is the predominant component of the contract. The Company has determined that the appropriate timeframe for the Company’s quantitative analysis, is a period of 10 years. The Company believes that a 10-year period is an appropriate timeframe because this period is expected to include low and high points in the normal shipping cycle. Therefore, the conclusion on this quantitative analysis is expected to be consistent, regardless of when the analysis is done in the determined timeframe. The Company’s conclusion on the quantitative analysis done on this basis is that the lease component is the predominant component. For its qualitative analysis, the Company considered that the predominant benefit for its customers is taking control of the vessel and having the right to direct its use, rather than the benefit derived from the service the Company provides executing their instructions. Based on the Company’s qualitative analyses, the Company has also concluded that the lease component is the predominant component. As the period the Company makes its vessels and crew available is the same period that it provides the service to execute the customer’s orders, the Company has concluded that lease and non-lease component have the same pattern of transfer. As permitted by ASC 842, the Company has taken the practical expedient to not disclose the different lease and non-lease components.
Additionally, for those spot charters that the Company determined contain a lease the Company is the lessor and these spot charters have terms that allow the charterer to exercise substantive decision-making rights which have an economic value to the charterer and therefore allow the charterer to direct how and for what purpose the vessel will be used. Under these charters there are no substantive substitution rights and the vessel is specified in the contract. Voyage expenses will be recognized over the term of the lease. Initial costs, such as broker commissions, are deferred and expensed over the voyage term.
Lease revenues from voyage charters on the spot market are recognized ratably on a discharge-to-discharge basis i.e. from when cargo is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage. On those cases where the charterer directs the use of the vessel from the loading port, lease revenue is recognized ratably on a load to discharge basis. Revenue is recognized in both of these cases, provided an agreed non-cancellable charter between the Company and the charterer is in existence, and collectability is reasonably assured. Lease revenue under voyage charters is not recognized until a charter has been agreed even if the vessel has discharged its previous cargo and is proceeding to an anticipated port of loading.
Demurrage revenue represents payments by the charterer to the Company when the loading or discharging time exceeds the stipulated time in the voyage charter. Demurrage is only included in the voyage revenue recognition when the excess time has been incurred. The additional time required to execute the charterer’s orders are not considered distinct but to form part of the single obligation of making the vessel and the crew available and executing the charterer’s orders. Demurrage revenue is recognized ratably on a discharge-to-discharge basis, (i.e. from when cargo is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage), provided collection is reasonably assured.

Pool revenues
2.4.2. Pool revenues
Ardmore includes certain of its vessels in commercial pooling arrangements from time to time. The pooling arrangements in which Ardmore participated in 2018, are arrangements in which the earnings from all participants are pooled and shared. In these arrangements, the members seek to benefit from the more efficient employment of their vessels as the manager leverages the size of the fleet commercially and operationally. The manager is responsible for the commercial management on behalf of the members of the pool, and the pool members are responsible for maintaining the operational efficiency of their participating vessels. Pool revenues and expenses for the Company’s pool arrangements have been accounted for in accordance with the guidance for collaborative arrangements. Revenues and voyage expenses of Ardmore’s vessels operating in commercial pooling arrangements are pooled with the revenues and voyage expenses of other pool participants. The resulting net pool revenues are allocated to the pool participants according to an agreed formula. The formulas used to allocate net pool revenues allocate revenue to pool participants on the basis of the number of days a vessel operates in the pool with weighted adjustments made to reflect the vessels’ differing capacities and performance capabilities. Therefore, the determined net revenues represent the pool members’ consideration for their different contribution to the collaborative arrangement. Ardmore accounts for its vessels’ share of net pool revenue on a monthly basis. Net pool revenues due from the pooling arrangements are included in receivables, trade.

Service revenue from voyage charters
2.4.3.

Service revenue from voyage charters
Voyage charters on the spot market that do not meet the lease definition (as described in Note 2.4.1) are recognized ratably on a load-to-discharge basis, (i.e. from when cargo is loaded at the port to when it is discharged after the next voyage). Demurrage revenue, which is included in voyage revenues, represents payments by the charterer to Ardmore when the loading or discharging time exceeds the stipulated time in the voyage charter, and is also recognized ratably on a load-to-discharge basis. This reflects the consideration to which the Company expects to be entitled to receive in exchange for the promised services. Voyage expenses are recognized over the length of the voyage as the performance obligation is satisfied. Initial costs to reposition a vessel are considered fulfillment costs and are deferred and recognized from load to discharge in the same manner as the voyage expenses.

Operating leases
2.4.4.
Expenses
Voyage expenses, including commissions and administration fees, are deferred and expensed over the voyage term. Under time charters or pool employment, expenses such as, port fees, cargo loading and unloading expenses, canal tolls and agency fees are paid by the charterers. Under voyage charters, these expenses are borne by Ardmore and are deferred and expensed over the voyage term.
Bunker fuel expenses under voyage charters are borne by Ardmore and these are expensed as incurred.
Vessel operating expenses are costs that are directly attributable to the operation of the vessels such as costs of crewing, repairs and maintenance, insurance, stores, lube oils, communication expenses, and technical management fees. Vessel operating expenses are expensed as incurred.
2.4.5. Charterhire costs
Charterhire costs relate to amounts paid for chartering in vessels. Charter hire costs are expensed to the statement of operations as incurred.
2.4.6. Operating leases (office rent)
Operating leases relate to long-term commitments for the Company’s offices. Ardmore recognizes on the balance sheet the right to use those assets and a corresponding liability in respect of all material lease contracts. The discount rate used for calculating the cost of the operating leases is the incremental cost of borrowing. In relation to the Company’s operating leases, prior periods were not restated to reflect recording of the right of use asset/liability related to these leases.

Finance leases
2.4.7. Finance leases
Finance leases relate to financing arrangements for vessels in operation. Interest costs are expensed to interest expense and finance costs in the consolidated statement of operations using the effective interest method over the life of the lease.
Following the implementation of ASC 842, Leases, the transactions for the sale and leaseback of vessels, which were previously classified as capital leases under ASC 840, Leases, are now classified as finance leases with no other changes.

Recent accounting pronouncements
2.5. Recent accounting pronouncements
In June 2016, the FASB issued ASU 2016 -13: Financial Instruments - Credit Losses (Topic 326) which requires recognition of management’s estimate of current expected credit losses, rather than the current incurred losses model. The new model is generally applicable to all financial instruments that are not accounted for at fair value through net income. The standard will be effective for annual and interim periods beginning after December 15, 2019, with early adoption permitted. We are currently assessing the guidance; however, the Company does not expect adoption of this standard to have a material impact on its consolidated financial statements and related disclosures.
In July 2018, the FASB issued ASU 2018-11: Leases (Topic 842) Target Improvements which provides lessors with a permitted practical expedient to not separate non-lease components from the associated lease component. The Company has elected to apply the expedient in respect of certain voyage revenue from spot charters.

Cash and cash equivalents	2.6. Cash and cash equivalents Ardmore classifies investments with an original maturity date of three months or less as cash and cash equivalents.

Receivables, trade
2.7. Receivables, trade
Receivables, trade include amounts due from charterers for hire and other recoverable expenses due to Ardmore. At the balance sheet date, all potentially uncollectible accounts are assessed individually for the purposes of determining the appropriate provision for doubtful accounts.

Working capital advances
2.8. Working capital advances
Working capital advances relate to capital advanced directly to ship pools in which Ardmore’s vessels operate. All working capital amounts are classified as current assets where it is expected that the amounts advanced will be realized within one year.

Prepayments	2.9. Prepayments Prepayments consist of payments in advance for insurance or other ad hoc prepaid purchases.

Advances and deposits
2.10. Advances and deposits
Advances and deposits primarily include amounts advanced to third-party technical managers for expenses incurred by them in operating the vessels, together with other necessary deposits paid during the course of business.

Other receivables
2.11. Other receivables
Other receivables primarily relate to insurance claims outstanding, and certain assets held by vessel managers. Insurance claims are recorded, net of any deductible amounts, at the time Ardmore realizes insured damages, where recovery is highly likely under the related insurance policies and where Ardmore can make an estimate of the amount to be reimbursed following the insurance claim. At the balance sheet date, all potentially uncollectible accounts are assessed individually for the purposes of determining the appropriate provision for doubtful accounts.

Inventories
2.12. Inventories
Inventories consist of bunkers, lubricating oils and other consumables on board the Company’s vessels. Inventories are valued at the lower of cost or market value on a first-in first-out basis. Cost is based on the normal levels of cost and comprises the cost of purchase, being the suppliers’ invoice price with the addition of charges such as freight or duty where appropriate.

Vessels
2.13. Vessels
Vessels are recorded at their cost less accumulated depreciation. Vessel cost comprises acquisition costs directly attributable to the vessel and the expenditures made to prepare the vessel for its initial voyage. Vessels are depreciated on a straight-line basis over their estimated useful economic life from the date of initial delivery from the shipyard. The useful life of Ardmore’s vessels is estimated at 25 years from the date of initial delivery from the shipyard. Depreciation is based on cost less estimated residual scrap value. Residual scrap value is estimated as the lightweight tonnage of each vessel multiplied by the estimated scrap value per ton.

Capital upgrades
2.13.1. Capital upgrades
Ardmore capitalizes and depreciates the costs of significant replacements, renewals and upgrades to its vessels over the shorter of the vessel’s remaining useful life or the life of the renewal or upgrade. The amount capitalized is based on management’s judgment as to expenditures that extend a vessel’s useful life or increase the operational efficiency of a vessel. Costs that are not capitalized are recorded as a component of direct vessel operating expenses during the period incurred. Expenses for routine maintenance and repairs are expensed as incurred.

Ballast water treatment systems (BWTS)
2.13.2. Ballast water treatment systems (BWTS)
Ardmore is in the process of installing BWTS on each of its vessels that do not currently have the system installed. This is a requirement of the International Maritime Organization’s Ballast Water Management Convention which comes into force from September 2019. Ardmore capitalizes and depreciates the costs of BWTS on each vessel, from the date of completion of the system, over the remaining useful life of the vessel. As none of these systems were completed nor in use at December 31, 2018 depreciation has not yet commenced.

Impairment
2.14. Impairment
Vessels and equipment that are “held and used” are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. When such indicators are present, a vessel to be held and used is tested for recoverability by comparing the estimate of future undiscounted net operating cash flows expected to be generated by the use of the vessel over its remaining useful life and its eventual disposition to its carrying amount together with the carrying value of deferred drydock and special survey costs related to the vessel. Net operating cash flows are determined by applying various assumptions regarding future revenues net of commissions, operating expenses, scheduled drydockings, expected offhire and scrap values, and taking into account historical revenue data and published forecasts on future world economic growth and inflation. In estimating future revenues, the Company considers charter rates for each vessel class over the estimated remaining lives of the vessels using both historical average rates for the Company over the last 5 years, where available, and historical average one-year time charter rates for the industry over the last 10 years in each case adjusted for inflation. Recognizing that rates tend to be cyclical and considering market volatility based on factors beyond the Company’s control, management believes it is reasonable to use estimates based on a combination of more recent inflation-adjusted internally-generated rates and the inflation-adjusted 10-year average historical average industry rates.
During the fourth quarter of fiscal year 2018, an impairment assessment of long-lived assets was performed. The Company’s assessment concluded that impairment was not required for any vessel.
An impairment charge is recognized if the carrying value is in excess of the estimated future undiscounted net operating cash flows. The impairment loss is measured based on the excess of the carrying amount over the fair market value of the asset.

Drydock expenditure
2.15. Drydock expenditure
Vessels are typically drydocked every three to five years. Expenditures incurred in drydocking are deferred and amortized until the next scheduled drydocking. Ardmore only includes in deferred drydocking costs those direct costs that are incurred as part of the drydocking to meet regulatory requirements, expenditures that add economic life to the vessel, and expenditures that increase the vessels earnings capacity or improve the vessels operating efficiency. Expenses for routine maintenance and repairs are expensed as incurred.

Vessels under construction
2.16. Vessels under construction
The carrying value of the vessels under construction represents the accumulated costs to the consolidated balance sheet date which Ardmore has had to pay by way of purchase instalments and other capital expenditures, together with capitalized interest and other pre-delivery costs. The amount of interest expense capitalized in an accounting period is determined by applying an interest rate (“the capitalization rate”) to the average amount of accumulated expenditures for the asset during the period. The capitalization rates used in an accounting period are based on the rates applicable to borrowings outstanding during the period. If Ardmore’s borrowings are directly attributable to the vessels under construction, Ardmore uses the rate on that borrowing as the capitalization rate. If average accumulated expenditures for the asset exceed the amounts of specific borrowings associated with the asset, the capitalization rate applied to such excess is a weighted average of the rates applicable to other borrowings of Ardmore. Ardmore does not capitalize amounts in excess of actual interest expense incurred in the period. No charge for depreciation is made until the vessel is available for use.

Vessels held for sale
2.17. Vessels held for sale
Assets are classified as held for sale when management, having the authority to approve the action, commits to a plan to sell the asset, the sale is probable within one year, and the asset is available for immediate sale in its present condition. Consideration is given to whether an active program to locate a buyer has been initiated, whether the asset is marketed actively for sale at a price that is reasonable in relation to its current fair value, and whether actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. When assets are classified as held for sale, they are tested for impairment. An impairment charge is recognized when the carrying value of the asset exceeds the estimated fair value, less transaction costs. Assets classified as held for sale are no longer depreciated.

Deposit for vessel acquisition	2.18. Deposit for vessel acquisition Cash paid as deposit for an acquisition of a vessel that is considered restricted cash.

Leasehold improvements
2.19. Leasehold improvements
Leasehold improvements relate to fit-out costs for work completed on Ardmore’s offices in Ireland and Singapore. These are recorded at their cost less accumulated depreciation and are depreciated over the life of the respective leases.

Other non-current assets
2.20. Other non-current assets
Other assets relate to office equipment, fixtures and fittings. These are recorded at their cost less accumulated depreciation and are depreciated based on an estimated useful life of five years.

Equity accounted investments
2.21. Equity accounted investments
Ardmore’s investment in Anglo Ardmore Ship Management Limited is accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Company’s proportionate share of earnings or losses and distributions. Ardmore evaluates its equity accounted investment for impairment when events or circumstances indicate that the carrying value of such investment may have experienced and other than temporary decline in value below its carrying value. If the estimated fair value is less than the carrying value, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in Ardmore’s consolidated statements of operations.

Payables, trade
2.22. Payables, trade
Payables, trade include all accounts payable and accrued liabilities in relation to the operating and running of the vessels, along with amounts due for general and administrative expenses.

Other payables	2.23. Other payables Other payables primarily consist of amounts due for minor ad hoc payables.

Contingencies
2.24. Contingencies
Claims, suits and contingencies arise in the ordinary course of Ardmore’s business. Ardmore provides for these contingencies when (i) it is probable that a liability has been incurred at the date of the financial statements and (ii) the amount of the loss can be reasonably estimated. Disclosure in the notes to the financial statements is required for contingencies that do not meet both these conditions if there is a reasonable possibility that a liability may have been incurred at the balance sheet date. Any such matters that should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements, are discussed in Note 21 to the consolidated financial statements.

Distributions to shareholders
2.25. Distributions to shareholders
Distributions to shareholders are applied first to retained earnings. When retained earnings are not sufficient, distributions are applied to the additional paid in capital account. Ardmore operates a policy of paying out distributions equal to 60% of Earnings from Continuing Operations.

Equity issuance costs
2.26. Equity issuance costs
Incremental costs incurred that are directly attributable to a proposed or actual offering of equity securities are deferred and deducted from the related proceeds of the offering, and the net amount is recorded as contributed shareholders’ equity in the period when such shares are issued. Other costs incurred that are not directly attributable, but are related, to a proposed or actual offering are expensed as incurred.

Debt issuance costs
2.27. Debt issuance costs
Financing charges which include fees, commissions and legal expenses associated with securing loan facilities and finance lease agreements are presented in the consolidated balance sheet as a direct deduction from the carrying amount of debt liability. These costs are amortized to interest expense and finance costs in the consolidated statement of operations using the effective interest rate method over the life of the related debt.

Share based compensation
2.28. Share based compensation
Ardmore may grant share-based payment awards, such as restricted stock units, as incentive-based compensation to certain employees. Ardmore measures the cost of such awards using the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period, which generally equals the vesting period. If the award contains a market condition, such conditions are included in the determination of the fair value of the stock unit. Once the fair value has been determined, the associated expense is recognized in the consolidated statement of operations over the requisite service period.

Treasury stock
2.29. Treasury stock
When shares are acquired for a reason other than formal or constructive retirement, the shares are presented separately as a deduction from equity. If the shares are retired or subsequently sold, any gain would be allocated as a reduction in additional paid in capital and any loss as a reduction in retained earnings.

Dividend Reinvestment Plan
2.30. Dividend Reinvestment Plan
In April 2015, Ardmore established a Dividend Reinvestment Plan (“DRIP”) to enable shareholders to reinvest their quarterly dividend in common shares of the Company. The Form F-3D registration statement detailing these shares is available from the SEC website. The DRIP allows for the purchase of additional common shares by either full dividend reinvestment or partial dividend reinvestment.
When a shareholder signs up to the plan there are two options available to Ardmore when sourcing the shares for settlement under the DRIP.
1.	Open Market (“OM”): Ardmore issues shares already available in the open market or in privately negotiated transactions.
2.	Original Issue (“OI”): Ardmore registers and issues additional new shares.
The purchase price for shareholders of common shares under the DRIP depends on which option Ardmore chooses. For OM shares the price is the weighted average of the actual price paid for all shares purchased by the Transfer Agent on behalf of the participants of the DRIP. For OI shares the price is the daily high and the daily low average share price for the five business days immediately preceding the dividend payment date. In instances where Ardmore chooses OM settlement, the accounting treatment is the same as when a regular dividend is paid and not reinvested by shareholders, since Ardmore makes a cash payment equal to the amount of the dividend.
Where Ardmore chooses OI settlement, the Company records an increase in Share Capital for the par value of the shares and record any excess of market value over par within Additional Paid in Capital. The dividend is distributed first from retained earnings but is applied to additional paid in capital if retained earnings are not sufficient.
Where Ardmore utilizes existing treasury shares (which can only occur under an OI transaction), the Company reduces Treasury Shares and increase Share Capital for the par value of the shares to be issued. Any excess of market value over cost is recorded in Additional Paid in Capital. If a gain arises on utilizing Treasury Stock for the dividend reinvestment, the Company recognizes the gain within Additional Paid in Capital. If a loss arises, the Company records the loss within retained earnings

Financial instruments
2.31. Financial instruments
The carrying values of cash and cash equivalents, accounts receivable and accounts payable reported in the consolidated balance sheet are reasonable estimates of their fair values due to their short-term nature. The fair values of long-term debt approximate the recorded values due to the variable interest rates payable.

Revenues and expenses
2.32. Revenues and expenses
2.32.1. Pool and voyage revenues
For pool and voyage revenues please refer to Note 2.4 above.
2.32.2. Expenses
Voyage expenses, including commissions and administration fees, are deferred and expensed over the voyage term. Under time charters or pool employment, expenses such as, port fees, cargo loading and unloading expenses, canal tolls and agency fees are paid by the charterers. Under voyage charters, these expenses are borne by Ardmore and are deferred and expensed over the voyage term.
Bunker fuel expenses under voyage charters are borne by Ardmore and these are expensed as incurred.
Vessel operating expenses are costs that are directly attributable to the operation of the vessels such as costs of crewing, repairs and maintenance, insurance, stores, lube oils, communication expenses, and technical management fees. Vessel operating expenses are expensed as incurred.
2.32.3. Charter hire costs
Charter hire costs relate to amounts paid for chartering in vessels. Charter hire costs are expensed to the statement of operations as incurred.

Income taxes
2.32. Income taxes
Republic of the Marshall Islands
Ardmore Shipping Corporation (“ASC”), Ardmore Shipping LLC (“ASLLC”), Ardmore Maritime Services LLC, and all vessel owning subsidiaries are incorporated in the Republic of the Marshall Islands. ASC believes that neither it, nor its subsidiaries, are subject to taxation under the laws of the Republic of the Marshall Islands and that distributions by its subsidiaries to ASC will not be subject to any taxes under the laws of the Republic of the Marshall Islands.
Bermuda
Ardmore Shipping (Bermuda) Limited (“ASBL”) is incorporated in Bermuda. ASC, ASLLC and ASBL are managed and controlled in Bermuda. ASC is subject to taxation under the laws of Bermuda and distributions by its subsidiaries to ASC will be subject to any taxes under the laws of Bermuda.
Ireland
Ardmore Shipholding Limited (“ASHL”) and Ardmore Shipping Services (Ireland) Limited (“ASSIL”) are incorporated in Ireland. ASHL is dormant and as such is not anticipated to generate trading income subject to corporation tax in Ireland.
ASSIL’s trading profits are taxable at the standard corporation tax rate which is currently 12.5% based on generally accepted accounting principles in Ireland. Any non-trading/passive income is taxed at the higher corporation tax rate which is currently 25%.
United States of America
Ardmore Shipping (Americas) LLC (“ASUSA”) and Ardmore Trading (USA) LLC (“ATUSA”) are incorporated in Delaware and treated as corporations for U.S. tax purposes. ASUSA and ATUSA will be subject to U.S. tax on their worldwide net income.
Singapore
Ardmore Shipping (Asia) Pte. Limited (“ASA”) and Ardmore Tanker Trading (Asia) Pte. Limited (“ATTA”) are incorporated in Singapore. ASA qualified as an “Approved International Shipping Enterprise” by the Singapore authorities with effect from August 1, 2015. This entitles the company to tax exemption on profits derived from ship operations for any ships which are owned or chartered in by ASA.
ATTA will be subject to Singapore tax on its worldwide profits. However, the company had not commenced business as at December 31, 2018 and therefore the Company does not expect it to be taxed for 2018.
Deferred taxation
Deferred income tax assets and liabilities are recognized for the future tax consequences attributed to differences between the financial statements and tax basis of existing assets and liabilities using enacted rates applicable to the periods in which the differences are expected to affect taxable income. Deferred income tax balances included on the consolidated balance sheet reflect the effects of temporary differences between the carrying amounts of assets and liabilities and their tax basis and are stated at enacted tax rates expected to be in effect when taxes are actually paid or recovered. Deferred income tax assets represent amounts available to reduce income taxes payable on taxable income in future years. The recoverability of these future tax deductions is evaluated by assessing the adequacy of future taxable income, including the reversal of temporary differences and forecasted operating earnings. If it is deemed more likely than not that the deferred tax assets will not be realized Ardmore provides for a valuation allowance. Income taxes have been provided for all items included in the consolidated statement of operations regardless of when such items were reported for tax purposes or when the taxes were actually paid or refunded. Deferred tax for the year ended December 31, 2018 amounted to $0 (2017: $0).
Uncertainties related to income taxes
Companies are to determine whether it is more-likely-than-not that the tax position taken or expected to be taken in a tax return will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If a tax position meets the more-likely-than-not threshold it is measured to determine the amount of benefit to recognize in the financial statements. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. Uncertainties related to income taxes recognized for the year ended December 31, 2018 amounted to $0 (2017: $0).